Description of Organization and Business Operations (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Sep. 05, 2024	Feb. 11, 2022	Feb. 11, 2022	Nov. 22, 2021	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Jan. 28, 2025	Sep. 30, 2024	Aug. 11, 2024	May 09, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Jul. 18, 2023
Common stock, shares authorized									499,000,000							499,000,000
Common stock, par value									$ 0.0001							$ 0.0001
Preferred stock, shares authorized					1,000,000	1,000,000	1,000,000		1,000,000							1,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001							$ 0.0001
Deferred underwriting fee payable					$ 4,025,000	$ 4,025,000	$ 4,025,000
Cash					$ 50,798	146,933	301,228
Proceeds from issuance of private placement							$ 5,325,000
Minimum market value net asset held in trust account, percentage					80.00%	80.00%
Minimum post-business combination ownership					50.00%	50.00%
Restricted redemption rights percentage					20.00%	20.00%
Redemption percentage of outstanding shares					100.00%	100.00%
Sale of stock, description					In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Redemption price per share						$ 0.1
Subsequent Event [Member]
Initial public offering price	$ 10.00
Asset Acquisition, Consideration Transferred	$ 105,000,000
Stock Issued During Period, Shares, New Issues	10,500,000
EVGR Shareholders [Member]
Redemption share value											$ 32,364,393
Maximum [Member]
Dissolution expenses					$ 100,000	$ 100,000
Evergreen LLC [Member]
Assets held in trust					$ 80,000	$ 160,000						$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000
IPO [Member]
Sale of stock, number of shares issued in transaction		10,000,000	10,000,000			11,500,000
Gross proceeds from public offering		$ 100,000,000	$ 100,000,000			$ 115,000,000
Transaction costs		8,557,887	8,557,887
Underwriting fees		1,800,000	1,800,000
Deferred underwriting fee payable		4,025,000	4,025,000
Assets held in trust		1,725,000	1,725,000
Stock issuance costs		1,007,887	1,007,887
Cash		$ 1,519,359	$ 1,519,359
Initial public offering price		$ 10.15	$ 10.15		$ 10.00	$ 10.00
Net proceeds from public offering		$ 116,725,000	$ 116,725,000
Sale of stock, description						Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder purchase one ordinary share at an exercise price of $11.50 per whole share.
Stock Issued During Period, Shares, New Issues			11,500,000
Private Placement [Member]
Sale of stock, number of shares issued in transaction			532,500
Initial public offering price		$ 10.00	$ 10.00
Net proceeds from public offering			$ 5,325,000
Private Placement [Member] | Evergreen LLC [Member]
Sale of stock, number of shares issued in transaction		480,000	480,000
Initial public offering price		$ 10.00	$ 10.00
Proceeds from issuance of private placement		$ 4,800,000	$ 4,800,000
Over-Allotment Option [Member] | Underwriters [Member]
Sale of stock, number of shares issued in transaction		1,500,000	1,500,000
Underwriting fees					$ 2,000,000	$ 2,000,000
Deferred underwriting fee payable					$ 3,500,000	$ 3,500,000
Initial public offering price		$ 10.00	$ 10.00
Proceeds from over-allotment option		$ 15,000,000	$ 15,000,000
Over-Allotment Option [Member] | Underwriters [Member] | Maximum [Member]
Sale of stock, number of shares issued in transaction					1,500,000	1,500,000
Option Private Placement Units [Member] | Evergreen LLC [Member]
Sale of stock, number of shares issued in transaction		52,500	52,500
Initial public offering price		$ 10.00	$ 10.00
Common Class A [Member]
Common stock, shares authorized					479,000,000	479,000,000	479,000,000		479,000,000							479,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001							$ 0.0001
Redemption share value										$ 160,000	$ 80,000									$ 160,000
Redemption price per share										$ 0.055	$ 0.03									$ 0.055
Redemption share					4,663,957	7,495,670	11,500,000				2,831,713									4,004,330
Common Class A [Member] | Subsequent Event [Member]
Common stock, par value								$ 0.05
Common Class A [Member] | Forecast [Member]
Redemption share value										$ 160,000
Redemption price per share										$ 0.055
Redemption share										4,004,330
Common Class B [Member]
Common stock, shares authorized					20,000,000	20,000,000	20,000,000		20,000,000							20,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001							$ 0.0001
Common Class B [Member] | Evergreen LLC [Member]
Stock Issued During Period, Shares, New Issues				2,875,000